Senior Secured Convertible Notes Payable - Rolls forward the convertible notes payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Gross Principal
Beginning Balance at August 31, 2018, Gross Principal		$ 6,808,000,000	$ 10,000,000
Issuance of Notes Payable, Gross Principle		5,639,000
Conversions to common shares, Gross Principal	$ (2,188,000,000)	(8,395,000)
Amortization of Interest Expense, Gross Principal
Repayments in cash, Gross Principal	(1,240,000,000)	(436,000)
Notes issued for exchange, Gross Principal	267,000,000
Ending Balance at August 31, 2019, Gross Principal	3,647,000,000	6,808,000
Less Current Gross Principal Amount	(2,327,000,000)	(6,808,000)
Ending Long-term Balance at August 31, 2019, Gross Principal	1,320,000,000
Deferred Financing Costs
Beginning Balance at August 31, 2018, Deferred Financing Costs		(344,000,000)	(617,000)
Issuance of Notes Payable, Deferred Financing Costs		(485,000)
Conversions to common shares, Deferred Financing Costs
Amortization of Interest Expense, Deferred Financing Costs	150,000,000	758,000
Repayments in cash, Deferred Financing Costs
Acceleration of discount and deferred financing costs, Deferred Financing Costs	62,000,000
Ending Balance At August 31, 2019, Deferred Financing Costs	(132,000,000)	(344,000)
Less Current Amount, Deferred Financing Costs	132,000,000	344,000
Ending Long-term Balance at August 31, 2019, Deferred Financing Costs
Note Discount
Beginning Balance at August 31, 2018, Note Discount		(3,113,000,000)	(3,212,000)
Issuance of Notes Payable		(4,750,000)
Conversions to common shares, Note Discount
Amortization of Interest Expense, Note discount	1,506,000,000	4,849,000
Repayments in cash, Note Discount
Additional note discount issued - exchange, Note Discount	(467,000,000)
Acceleration of discount and deferred financing costs, Note Discount	595,000,000
Ending Balance at August 31, 2019, Note Discount	(1,479,000,000)	(3,113,000)
Less Current Amount, Note Discount	718,000,000	3,113,000
Long-term Balance at August 31, 2019, Note Discount	(711,000,000)
Net
Beginning Balance at August 31, 2018, Net		3,351,000,000	$ 6,171,000
Issuance of Notes Payable, Net		404,000
Conversions to common shares, Net	(2,188,000,000)	(8,395,000)
Amortization of Interest Expense, Net	1,656,000,000	5,607,000
Repayments in cash, Net	(1,240,000,000)	(436,000)
Notes issued for exchange, Net	267,000,000
Additional note discount issued - exchange, Net	(467,000,000)
Acceleration of discount and deferred financing costs, Net	657,000,000
Ending Balance at August 31, 2019, Net	2,036,000,000	3,351,000
Less Curent Amount, Net	(1,427,000,000)	(3,351,000)
Ending Long Term Balance at August 31, 2019, net	$ 609,000,000